Schedule of judicial deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 119	R$ 134
Restricted deposits for legal proceedings [member] | Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	65	64
Restricted deposits for legal proceedings [member] | Labor [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	50	67
Restricted deposits for legal proceedings [member] | Civil and others [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 4	R$ 3